DEBT AND INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
DEBT AND INTEREST
Schedule of short-term debt

MILLIONS,	2012		2011
EXCEPT INTEREST RATES		AVERAGE		AVERAGE
		INTEREST		INTEREST
	PAYABLE	RATE	PAYABLE	RATE

Short-term debt
Commercial paper	$593.7	0.46%	$916.1	0.67%
Notes payable	44.5	10.04%	100.3	7.52%
Long-term debt, current maturities	167.6		6.6
Total	$805.8		$1,023.0

Schedule of long-term debt

MILLIONS, EXCEPT INTEREST RATES			2012			2011
			AVERAGE	EFFECTIVE		AVERAGE	EFFECTIVE
	MATURITY	CARRYING	INTEREST	INTEREST	CARRYING	INTEREST	INTEREST
	BY YEAR	VALUE	RATE	RATE	VALUE	RATE	RATE

Long-term debt
Description / 2012 Principal Amount
Series A private placement senior notes (125 million euro)	2013	$162.3	4.36%	4.51%	$168.1	4.36%	4.51%
Series B private placement senior notes (175 million euro)	2016	227.3	4.59%	4.67%	235.3	4.59%	4.67%
Seven year 2008 senior notes ($250 million)	2015	249.4	4.88%	4.99%	249.1	4.88%	4.99%
Series A private placement senior notes ($250 million)	2018	250.0	3.69%	5.15%	250.0	3.69%	5.15%
Series B private placement senior notes ($250 million)	2023	250.0	4.32%	4.32%	250.0	4.32%	4.32%
Three year 2011 senior notes ($500 million)	2014	499.8	2.38%	2.40%	499.7	2.38%	2.40%
Five year 2011 senior notes ($1.25 billion)	2016	1,248.1	3.00%	3.04%	1,247.6	3.00%	3.04%
Ten year 2011 senior notes ($1.25 billion)	2021	1,249.3	4.35%	4.36%	1,249.2	4.35%	4.36%
Thirty year 2011 senior notes ($750 million)	2041	742.6	5.50%	5.53%	742.3	5.50%	5.53%
Three year 2012 senior notes ($500 million)	2015	499.8	1.00%	1.02%	—
Five year 2012 senior notes ($500 million)	2017	499.6	1.45%	1.47%	—
Nalco senior notes ($0)	2019	—			838.7	6.63%	5.13%
Nalco senior euro notes ($0)	2019	—			300.7	6.88%	5.53%
Nalco senior notes ($0)	2017	—			558.5	8.25%	6.30%
Capital lease obligations		13.8			18.3
Other		11.7			12.3
Total debt		5,903.7			6,619.8
Long-term debt, current maturities		(167.6)			(6.6)
Total long-term debt		$5,736.1			$6,613.2

Schedule of aggregate annual maturities of long-term debt
MILLIONS
2013	$168
2014	506
2015	755
2016	1,479
2017	501

Schedule of interest expense and interest income
MILLIONS	2012	2011	2010
Interest expense	$285.6	$82.1	$65.6
Interest income	(8.9)	(7.9)	(6.5)
Interest expense, net	$276.7	$74.2	$59.1